State Street GE RSP U.S. Equity Fund

Schedule of Investments	June 30, 2020 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 99.2% †

Aerospace & Defense – 0.6%
Raytheon Technologies Corp.	489,456	$30,160,279

Air Freight & Logistics – 0.4%
United Parcel Service Inc., Class B	197,423	21,949,489

Application Software – 3.1%
Adobe Inc.	100,526	43,759,973	(a)
Intuit Inc.	33,763	10,000,263
salesforce.com Inc.	573,228	107,382,801	(a)
		161,143,037

Asset Management & Custody Banks – 0.4%
The Blackstone Group Inc., Class A	337,724	19,135,442

Automotive Retail – 0.6%
O’Reilly Automotive Inc.	69,516	29,312,812	(a)

Biotechnology – 1.3%
BioMarin Pharmaceutical Inc.	244,966	30,214,106	(a)
Vertex Pharmaceuticals Inc.	130,980	38,024,804	(a)
		68,238,910

Building Products – 1.4%
Allegion PLC	108,296	11,070,017
Trane Technologies PLC	718,611	63,942,007
		75,012,024

Cable & Satellite – 1.7%
Charter Communications Inc., Class A	111,907	57,077,046	(a)
Comcast Corp., Class A	844,985	32,937,516
		90,014,562

Communications Equipment – 0.6%
Cisco Systems Inc.	618,325	28,838,678

Construction Materials – 0.8%
Martin Marietta Materials Inc.	210,354	43,452,826

Data Processing & Outsourced Services – 3.9%
Fidelity National Information Services Inc.	142,992	19,173,797
Mastercard Inc., Class A	173,908	51,424,596
Visa Inc., Class A	678,662	131,097,138
		201,695,531

Diversified Banks – 2.5%
JPMorgan Chase & Co.	1,385,638	130,333,110

Diversified Support Services – 0.3%
Cintas Corp.	63,694	16,965,534

Electric Utilities – 1.5%
American Electric Power Company Inc.	109,286	8,703,537
Exelon Corp.	642,146	23,303,479
NextEra Energy Inc.	185,760	44,613,979
		76,620,995

Electronic Components – 2.4%
Amphenol Corp., Class A	533,190	51,084,934
Corning Inc.	2,925,436	75,768,792
		126,853,726

Environmental & Facilities Services – 1.0%
Waste Management Inc.	495,618	52,490,902

Financial Exchanges & Data – 2.7%
CME Group Inc.	321,931	52,326,665
MSCI Inc.	27,588	9,209,426
S&P Global Inc.	203,759	67,134,515
Tradeweb Markets Inc., Class A	257,699	14,982,620
		143,653,226

Footwear – 0.7%
NIKE Inc., Class B	396,128	38,840,350

Healthcare Equipment – 2.7%
Boston Scientific Corp.	2,538,897	89,140,674	(a)

	Number of Shares	Fair Value
Medtronic PLC	379,958	$34,842,148
Zimmer Biomet Holdings Inc.	161,477	19,273,895
		143,256,717

Healthcare Facilities – 0.4%
HCA Healthcare Inc.	225,822	21,918,283

Healthcare Services – 1.2%
Cigna Corp.	222,578	41,766,762	(a)
Quest Diagnostics Inc.	165,046	18,808,642
		60,575,404

Home Improvement Retail – 2.2%
Lowe’s Companies Inc.	714,184	96,500,542
The Home Depot Inc.	74,777	18,732,386
		115,232,928

Hotels, Resorts & Cruise Lines – 0.2%
Marriott International Inc., Class A	108,706	9,319,365

Household Products – 1.7%
Colgate-Palmolive Co.	342,504	25,091,843
The Procter & Gamble Co.	521,442	62,348,820
		87,440,663

Hypermarkets & Super Centers – 0.6%
Walmart Inc.	252,754	30,274,874

Industrial Conglomerates – 2.1%
Honeywell International Inc.	538,479	77,858,679
Roper Technologies Inc.	78,252	30,382,121
		108,240,800

Industrial Gases – 0.8%
Air Products & Chemicals Inc.	172,876	41,742,639

Industrial Machinery – 0.4%
Xylem Inc.	311,338	20,224,516

Insurance Brokers – 0.3%
Marsh & McLennan Companies Inc.	162,670	17,465,878

Integrated Oil & Gas – 1.6%
Chevron Corp.	725,319	64,720,214
Exxon Mobil Corp.	469,062	20,976,453
		85,696,667

Integrated Telecommunication Services – 0.5%
AT&T Inc.	819,321	24,768,074

Interactive Home Entertainment – 0.3%
Activision Blizzard Inc.	192,935	14,643,766

Interactive Media & Services – 7.1%
Alphabet Inc., Class A	107,056	151,810,761	(a)
Alphabet Inc., Class C	54,732	77,369,702	(a)
Facebook Inc., Class A	618,452	140,431,896	(a)
		369,612,359

Internet & Direct Marketing Retail – 5.5%
Amazon.com Inc.	103,921	286,699,333	(a)

IT Consulting & Other Services – 0.7%
Accenture PLC, Class A	91,277	19,598,998
International Business Machines Corp.	126,469	15,273,661
		34,872,659

Life Sciences Tools & Services – 1.2%
IQVIA Holdings Inc.	400,541	56,828,757	(a)
QIAGEN N.V.	174,164	7,455,961	(a)
		64,284,718

Managed Healthcare – 2.6%
Centene Corp.	498,328	31,668,744	(a)
UnitedHealth Group Inc.	355,312	104,799,275
		136,468,019

Movies & Entertainment – 1.9%
Netflix Inc.	42,692	19,426,568	(a)
The Walt Disney Co.	738,542	82,354,818
		101,781,386

Multi-Line Insurance – 0.2%
American International Group Inc.	276,603	8,624,482

Multi-Sector Holdings – 1.0%
Berkshire Hathaway Inc., Class B	306,694	54,747,946	(a)

State Street GE RSP U.S. Equity Fund

Schedule of Investments	June 30, 2020 (Unaudited)

	Number of Shares	Fair Value

Multi-Utilities – 1.9%
CMS Energy Corp.	342,287	$19,996,406
Sempra Energy	681,269	79,865,165
		99,861,571

Oil & Gas Equipment & Services – 0.6%
Schlumberger Ltd.	1,565,599	28,791,366

Oil & Gas Exploration & Production – 0.6%
ConocoPhillips	397,005	16,682,150
Pioneer Natural Resources Co.	143,803	14,049,553
		30,731,703

Packaged Foods & Meats – 1.8%
General Mills Inc.	356,764	21,994,501
Mondelez International Inc., Class A	1,401,864	71,677,306
		93,671,807

Personal Products – 0.1%
The Estee Lauder Companies Inc., Class A	29,624	5,589,456

Pharmaceuticals – 5.9%
Bristol-Myers Squibb Co.	836,391	49,179,791
Elanco Animal Health Inc.	2,296,566	49,261,341	(a)
Johnson & Johnson	521,626	73,356,264
Merck & Company Inc.	1,515,473	117,191,527
Mylan N.V.	1,239,577	19,932,398	(a)
		308,921,321

Property & Casualty Insurance – 0.7%
Chubb Ltd.	162,274	20,547,134
The Progressive Corp.	224,935	18,019,543
		38,566,677

Railroads – 0.7%
Union Pacific Corp.	204,471	34,569,912

Regional Banks – 2.8%
First Republic Bank	805,980	85,425,820
Regions Financial Corp.	3,259,431	36,244,873
SVB Financial Group	112,788	24,309,198	(a)
		145,979,891

Restaurants – 0.9%
Domino’s Pizza Inc.	27,762	10,256,393
McDonald’s Corp.	193,501	35,695,130
		45,951,523

Semiconductor Equipment – 1.9%
Applied Materials Inc.	1,629,025	98,474,561

Semiconductors – 3.2%
Intel Corp.	497,334	29,755,493

	Number of Shares	Fair Value
NVIDIA Corp.	172,282	$65,451,655
QUALCOMM Inc.	142,120	12,962,765
Texas Instruments Inc.	466,922	59,285,086
		167,454,999

Soft Drinks – 1.6%
PepsiCo Inc.	646,553	85,513,100

Specialized REITs – 0.6%
American Tower Corp.	119,666	30,938,448

Specialty Chemicals – 0.8%
Albemarle Corp.	221,126	17,073,139
DuPont de Nemours Inc.	444,440	23,613,097
		40,686,236

Specialty Stores – 0.5%
Tractor Supply Co.	211,622	27,889,663

Systems Software – 7.4%
Microsoft Corp.	1,596,237	324,850,192
Oracle Corp.	489,465	27,052,731
ServiceNow Inc.	88,585	35,882,240	(a)
		387,785,163

Technology Hardware, Storage & Peripherals – 4.7%
Apple Inc.	680,967	248,416,762

Trading Companies & Distributors – 1.1%
United Rentals Inc.	403,251	60,100,529	(a)

Trucking – 0.0% *
Lyft Inc., Class A	78,271	2,583,726	(a)

Wireless Telecommunication Services – 0.3%
T-Mobile US Inc.	154,061	16,045,453	(a)

Total Common Stock (Cost $3,687,630,826)		5,191,126,776
Rights – 0.0% *

Wireless Telecommunication Services – 0.0% *
T-Mobile US Inc. (Expiring 07/27/20) (Cost $57,233)	154,684	25,987	(a)

Total Investments (Cost $3,687,688,059)		5,191,152,763

Other Assets and Liabilities, net – 0.8%		42,275,934

NET ASSETS – 100.0%		$5,233,428,697

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
†	Percentages are based on net assets as of June 30, 2020.
*	Less than 0.05%.

Abbreviations:

REIT	Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
GE RSP U.S. Equity Fund	Investments in Securities
	Common Stock	$5,191,126,776	$—	$—	$5,191,126,776
	Rights	25,987	—	—	25,987

	Total Investments in Securities	$5,191,152,763	$—	$—	$5,191,152,763

State Street GE RSP Funds

Notes to Schedule of Investments	June 30, 2020 (Unaudited)

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020 is disclosed in the Fund’s Schedule of Investments.